Fair Value of Financial Instruments - Fair Value (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents - Book Value	$ 140,529	$ 163,412	$ 180,366	$ 247,556
Cash and cash equivalents - Fair Value	140,529	163,412
Restricted cash - Book Value	2,671	13,480	$ 906
Restricted cash - Fair Value	2,671	13,480
Investments in available-for-sale securities - Book Value	5,303	5,173
Investments in available-for-sale securities - Fair Value	5,303	5,173
Loan receivable from affiliate companies - Book Value	21,827	16,474
Loan receivable from affiliate companies - Fair Value	21,827	16,474
Capital lease obligations, including current portion - Book Value	(18,555)	(20,649)
Capital lease obligations, including current portion - Fair Value	(18,555)	(20,649)
Senior and ship mortgage notes, net - Book Value	(1,352,860)	(1,350,941)
Senior and ship mortgage notes, net - Fair Value	(692,238)	(735,002)
Long-term debt, including current portion - Book Value	(276,036)	(230,367)
Long-term debt, including current portion - Fair Value	(279,476)	(233,526)
Long term payable to affiliate companies - Book Value	(6,430)	0
Long term payable to affiliate companies - Fair Value	$ (6,430)	$ 0